Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-B
Monthly Servicer's Report
for the month of March 2010

Collection Period Start	1-Mar-10	Distribution Date	15-Apr-10
Collection Period End	31-Mar-10	30/360 Days	30
Beg. of Interest Period	15-Mar-10	Actual/360 Days	31
End of Interest Period	15-Apr-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,311,398,557.00	1,149,402,552.80	1,120,182,540.75	0.8541892
Total Securities		1,311,398,557.00	1,149,402,552.80	1,120,182,540.75	0.8541892
Class A-1 Notes	0.410350%	213,000,000.00	51,003,995.80	21,783,983.75	0.1022722
Class A-2 Notes	1.220000%	308,000,000.00	308,000,000.00	308,000,000.00	1.0000000
Class A-3 Notes	2.070000%	423,000,000.00	423,000,000.00	423,000,000.00	1.0000000
Class A-4 Notes	2.650000%	80,850,000.00	80,850,000.00	80,850,000.00	1.0000000
Certificates	0.000000%	286,548,557.00	286,548,557.00	286,548,557.00	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,220,012.05	18,022.62	137.1831552	0.0846132
Class A-2 Notes	0.00	313,133.33	0.0000000	1.0166667
Class A-3 Notes	0.00	729,675.00	0.0000000	1.7250000
Class A-4 Notes	0.00	178,543.75	0.0000000	2.2083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,220,012.05	1,239,374.70

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,354,964.40
Monthly Interest				6,927,642.66
Total Monthly Payments				24,282,607.06

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				576,945.54
Aggregate Sales Proceeds Advance				4,555,523.22
Total Advances				5,132,468.76

Vehicle Disposition Proceeds:
Reallocation Payments				7,687,902.74
Repurchase Payments				858,708.16
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,599,159.78
Excess Wear and Tear and Excess Mileage				108,698.76
Remaining Payoffs				0.00
Net Insurance Proceeds				516,944.85
Residual Value Surplus				480,807.88
Total Collections				44,667,297.99

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,495,801.84			132
Involuntary Repossession	341,289.00			20
Voluntary Repossession	356,098.00			18
Full Termination	4,412,433.90			216
Bankruptcy	82,280.00			4
Insurance Payoff		512,455.57		24
Customer Payoff			161,579.75	8
Grounding Dealer Payoff			4,262,496.63	199
Dealer Purchase			1,337,473.26	54
Total	7,687,902.74	512,455.57	5,761,549.64	675

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-B
Monthly Servicer's Report
for the month of March 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	57,174	1,329,349,496.99	7.25000%	1,149,402,552.80
Total Depreciation Received		(17,281,275.09)		(15,616,716.67)
Principal Amount of Gross Losses	(76)	(1,789,946.35)		(1,560,384.18)
Repurchase / Reallocation	(39)	(994,052.43)		(858,708.16)
Early Terminations	(99)	(2,167,034.21)		(1,839,256.26)
Scheduled Terminations	(478)	(10,710,179.76)		(9,344,946.78)
Pool Balance - End of Period	56,482	1,296,407,009.15	7.25000%	1,120,182,540.75

Remaining Pool Balance
Lease Payment				379,612,905.63
Residual Value				740,569,635.12
Total				1,120,182,540.75

III. DISTRIBUTIONS

Total Collections					44,667,297.99
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					44,667,297.99

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					1,642,918.28
3. Reimbursement of Sales Proceeds Advance					4,726,891.53
4. Servicing Fee:
Servicing Fee Due					957,835.46
Servicing Fee Paid					957,835.46
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					7,327,645.27

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					18,022.62

Class A-1 Notes Monthly Interest Paid					18,022.62
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					313,133.33

Class A-2 Notes Monthly Interest Paid					313,133.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					729,675.00

Class A-3 Notes Monthly Interest Paid					729,675.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-B
Monthly Servicer's Report
for the month of March 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	178,543.75

Class A-4 Notes Monthly Interest Paid	178,543.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,239,374.70
Total Note and Certificate Monthly Interest Paid	1,239,374.70
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,100,278.02

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,220,012.05

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	29,220,012.05
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,880,265.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-B
Monthly Servicer's Report
for the month of March 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,556,992.79
Required Reserve Account Amount		19,670,978.36
Beginning Reserve Account Balance		19,670,978.36
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		19,670,978.36
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,880,265.97
Gross Reserve Account Balance		26,551,244.33
Remaining Available Collections Released to Seller		6,880,265.97
Total Ending Reserve Account Balance		19,670,978.36

V. POOL STATISTICS

Weighted Average Remaining Maturity		17.91
Monthly Prepayment Speed		42%
Lifetime Prepayment Speed		38%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,392,727.86
Securitization Value of Defaulted Receivables and Casualty Receivables	1,560,384.18	76
Aggregate Defaulted and Casualty Gain (Loss)	(167,656.32)
Pool Balance at Beginning of Collection Period	1,149,402,552.80
Net Loss Ratio	-0.0146%

Cumulative Net Losses for all Periods	0.1294%	1,697,075.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	8,178,133.04	412
61-90 Days Delinquent	1,757,699.37	88
91-120+ Days Delinquent	440,821.58	24
Total Delinquent Receivables:	10,376,653.99	524
60+ Days Delinquencies as Percentage of Receivables	0.19%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	6,908,235.74	347
Securitization Value	6,667,727.05
Aggregate Residual Gain (Loss)	240,508.69

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	20,553,976.29	1,095
Cumulative Securitization Value	20,055,927.06
Cumulative Residual Gain (Loss)	498,049.23

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		6,163,889.70
Reimbursement of Outstanding Advance		4,726,891.53
Additional Advances for current period		4,555,523.22
Ending Balance of Residual Advance		5,992,521.39

Beginning Balance of Payment Advance		2,996,259.65
Reimbursement of Outstanding Payment Advance		1,642,918.28
Additional Payment Advances for current period		576,945.54
Ending Balance of Payment Advance		1,930,286.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-B
Monthly Servicer's Report
for the month of March 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No